Other Non-Current Assets (Details) - USD ($) $ in Thousands	Jun. 30, 2020	Dec. 31, 2019
Other Non-Current Assets
Various guarantees	$ 375	$ 388
Other long-term assets	3,675	1,613
Cash collaterals on swaps	38,392	22,220
Total	42,442	24,221
Cash collateral on swaps included in prepayments and other current assets	$ 32,708	$ 0